[Image: Earth from the Moon]                    SEMI-ANNUAL REPORT
                                                        SEPTEMBER 30, 2001




                                                        AUSTIN GLOBAL
                                                        EQUITY FUND




                                                        FORUM
                                                        FUNDS

                                TABLE OF CONTENTS



A Message to Our Shareholders..............................................    1

Schedule of Investments....................................................    3

Statement of Assets and Liabilities........................................    7

Statement of Operations....................................................    8

Statement of Changes in Net Assets.........................................    9

Financial Highlights.......................................................   10

Notes to Financial Statements..............................................   11

AUSTIN GLOBAL EQUITY FUND
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


Dear Fellow Shareholder,

         This semi-annual report for the Austin Global Equity Fund (the "Fund") covers the period from March 31, 2001 to September 30, 2001, a tumultuous time in the financial world as well as the world at large. During this period, the Fund returned -13.24% compared to the 12.12% decline recorded by MSCI World Index. In a longer-term perspective, the Fund's one year, five year, and since inception (December 8, 1993) average annual returns for the period ending September 30 were -38.20%, 7.17%, and 8.60%, respectively. In comparison, the MSCI World Index produced average annual returns of -28.14%, 4.57%, and 7.83% for the same one year, five year, and since inception periods.

         While there is still significant concern about the state of the economy, the Federal Reserve Bank's aggressive monetary policies, with eight interest rate cuts this year through September 30, and two additional rate cuts through mid-November, hopefully have laid the foundation for economic recovery in the not-too-distant future. It should be remembered that an "easing in" monetary policy initiated by the Federal Reserve was already in progress before the September 11 terrorist attacks. As a result, the Federal Funds Rate declined from 6% at end of 2000 to 3% at September 30, 2001. Since the date of this report, the rate has been reduced further to 2%.

         In addition to the aforementioned monetary actions, fiscal policy proposals by the Federal Government have been presented in an effort to alter economic trends. In particular, substantial aid packages have been put together by the Federal Government in reaction to the devastation of the terrorist attacks. These actions, too, may facilitate economic recovery.

         During the six month period under review, the top 15 positions held by the Fund (see list below) remained very similar to those listed in the last annual report. Within the six month period, however, the Fund established new positions in Allegiance Telecom, American Express, Canadian Pacific, Dow Jones, Honeywell and Ionics in the U.S.; Bayer, A.G in Germany; Best Water Technology in Austria; Tokio Marine in Japan; and Coca-Cola Hellenic Bottling in Greece.

         Among the new purchases were two water industry companies (Ionics and Best Water Technology) which we believe offer interesting long-term growth opportunities. Because we are cautiously optimistic that the economy will recover in 2002, we also added stocks that we believe will be positively affected by a cyclical recovery. These include Canadian Pacific, Dow Jones, Honeywell, Bayer and Royal Dutch Petroleum. We further expect that the current low-rate environment will have a favorable impact upon the Fund's "interest sensitive" holdings, including MBI Inc, Munich Re, American Express, Bank of New York and Tokio Marine.

         During the semi-annual period, we sold certain securities that we believed to have either reached a point where profit taking was reasonable, or where we believed it was necessary to limit losses. These sales included EMC Corporation, Koninklijke Phillips Electronics and Mediolanum.


                                       1                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


         At the time of this writing, the stock markets in the U.S. and elsewhere have recovered substantially since September 11. We do not anticipate that the near-term outlook for the markets is one of new record highs but we do believe that the turn around in late October and early November has the potential to be sustainable.

The Fund's Top 15 positions at September 30, 2001 accounted for 37.4% of assets and consisted of the following companies:

         Kos Pharmaceuticals, Inc.                        4.3%
         Bank of New York                                 4.1%
         Telecom Italia Mobile SpA                        2.8%
         British American Tobacco plc                     2.6%
         Toyota Motor Corp., ADR                          2.4%
         MBIA, Inc.                                       2.3%
         Shlumberger Ltd.                                 2.3%
         Alltel Corp.                                     2.2%
         Microsoft Corp.                                  2.0%
         Royal Dutch Petroleum Co., ADR                   1.9%
         Costco Wholesale Corp.                           1.9%
         American Home Products Corp.                     1.8%
         Electronic Data Systems Corp.                    1.8%
         Tokio Marine & Fire Insurance Co., Ltd., ADR     1.7%
         Mitsui Marine & Fire Insurance Co., Ltd.         1.6%


/s/ Peter A. Vlachos

Peter A. Vlachos
President
Austin Investment Management, Inc.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Investing overseas involves special risks, including the volatility of currency exchange rates, and in some cases, political and economic instability, and relatively illiquid markets.

The MSCI World Index measures the performance of a diverse range of global stock markets in the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The index is unmanaged and excludes the effect of any expenses which may have been deducted from the Fund. It is not possible to invest directly in any index. (11/01).


                                       2                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

   SHARES                  SECURITY DESCRIPTION                     COST             VALUE
------------   --------------------------------------------   ---------------- ---------------

COMMON STOCK (92.3%)

               AUSTRIA (0.7%)
       7,000   BWT AG                                               $ 207,997        $ 180,412
                                                              ---------------- ----------------
               BELGIUM (1.1%)
       5,000   Delhaize Le Lion                                       249,082          280,272
                                                              ---------------- ----------------
               CANADA (0.9%)
       7,000   Canadian Pacific Ltd., ADR                             272,656          224,630
                                                              ---------------- ----------------
               FRANCE (5.0%)
         100   Immobiliere Marseillaise                               180,868          236,786
      20,000   L'OREAL, ADR                                           217,414          275,762
       5,000   Simco SA                                               361,741          341,518
      10,000   Suez Lyonnaise des Eaux                                320,028          332,410
         167   Taittinger SA                                          138,418          104,789
                                                              ---------------- ----------------
                                                                    1,218,469        1,291,265
                                                              ---------------- ----------------
               GERMANY (4.9%)
       1,000   Allianz AG                                             318,630          226,768
       5,000   Bayer AG                                               161,725          141,616
       6,500   HypoVereinsbank                                        408,962          185,877
       1,200   Muenchener Rueckversicherungs-Gesellschaft AG          379,923          311,464
       6,000   RWE AG ADR                                             225,952          240,428
       4,000   RWE AG                                                 139,337          160,284
                                                              ---------------- ----------------
                                                                    1,634,529        1,266,437
                                                              ---------------- ----------------
               GREECE (2.6%)
      20,600   Alpha Credit Bank                                      554,199          362,457
      25,000   Coca-Cola Hellenic Bottling Co. SA                     363,959          312,375
                                                              ---------------- ----------------
                                                                      918,158          674,832
                                                              ---------------- ----------------
               HONG KONG (0.5%)
     105,415   Hong Kong and China Gas Co. Ltd., ADR                   85,000          131,779
                                                              ---------------- ----------------
               ITALY (3.9%)
     104,000   Parmalat Finanziaria SpA                               287,064          273,728
     150,000   Telecom Italia Mobile SpA                              185,989          728,115
           7   Telecom Italia SpA                                          19               53
                                                              ---------------- ----------------
                                                                      473,072        1,001,896
                                                              ---------------- ----------------
               JAPAN (8.8%)
      10,000   Kurita Water Industries Ltd.                           126,996          121,716
      75,000   Mitsui Marine and Fire Insurance Co., Ltd.             371,129          421,177
       5,000   NTT DoComo, Inc., ADR                                  222,060          337,866


See Notes to Financial Statements.     3                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

   SHARES                  SECURITY DESCRIPTION                     COST             VALUE
------------   --------------------------------------------   ---------------  ---------------

Common Stock (continued)

               JAPAN (CONTINUED)
       4,000   Takefuji Corp.                                       $ 347,043        $ 315,621
      10,000   Tokio Marine & Fire Insurance Co., Ltd., ADR           504,900          446,600
      12,000   Toyota Motor Corp., ADR                                670,970          622,200
                                                              ---------------- ----------------
                                                                    2,243,098        2,265,180
                                                              ---------------- ----------------
               LUXEMBOURG (1.6%)
       3,500   Societe Europeenne Satellite, FDR                      592,671          408,000
                                                              ---------------- ----------------
               MALAYSIA (0.5%)
      10,000   Nestle (Malaysia) Berhard                               66,728           51,842
      15,000   Telekom Malaysia Berhad                                 68,750           36,315
      10,000   The Malaysia Fund, Inc.                                 38,100           34,400
                                                              ---------------- ----------------
                                                                      173,578          122,557
                                                              ---------------- ----------------
               MEXICO (1.2%)
      10,000   Telefonos De Mexico, ADR                               312,148          322,900
                                                              ---------------- ----------------
               NETHERLANDS (4.1%)
      15,000   ABN Amro Holdings                                      264,352          247,395
      11,566   Aegon NV, ADR                                          198,509          301,873
      10,000   Royal Dutch Petroleum Co.                              508,628          502,500
                                                              ---------------- ----------------
                                                                      971,489        1,051,768
                                                              ---------------- ----------------
               POLAND (0.3%)
      25,000   Telekomunikacja Polska S.A. GDR *                      120,200           69,205
                                                              ---------------- ----------------
               SINGAPORE (0.2%)
      10,000   Singapore Airlines Ltd.                                 90,566           45,291
                                                              ---------------- ----------------
               SOUTH KOREA (0.7%)
      10,000   Korea Telecom Corp., ADR                               268,300          182,900
                                                              ---------------- ----------------
               SPAIN (0.9%)
      15,000   Altadis SA                                             215,405          239,063
                                                              ---------------- ----------------
               SWITZERLAND (2.1%)
       3,000   Roche Holdings Ltd., ADR                               185,736          215,277
       1,200   Swisscom AG                                            300,378          338,505
                                                              ---------------- ----------------
                                                                      486,114          553,782
                                                              ---------------- ----------------
               UNITED KINGDOM (8.4%)
      20,000   Anglo American plc                                     328,786          240,444
      40,000   AWG plc                                                311,829          343,912
      75,000   British American Tobacco plc +                         559,615          662,468


See Notes to Financial Statements.     4                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

   SHARES                  SECURITY DESCRIPTION                     COST             VALUE
------------   --------------------------------------------   ---------------  ---------------

COMMON STOCK (CONTINUED)

               UNITED KINGDOM (CONTINUED)
       8,000   Diageo plc, ADR                                      $ 302,346          $ 332,000
       5,000   HSBC Holdings plc, ADR                                 272,549            268,500
       5,000   Rio Tinto plc, ADR                                     210,112            315,000
                                                              ----------------   ----------------
                                                                    1,985,237          2,162,324
                                                              ----------------   ----------------
               UNITED STATES (43.9%)
      12,000   Alcan, Inc.                                            444,693            360,000
      15,000   Allegiance Telecom, Inc. +                             215,250             45,150
      10,000   Alltel Corp.                                           519,379            579,500
       8,000   American Express Co.                                   315,402            232,480
       8,000   American Home Products Corp.                           478,845            466,000
       8,000   Anadarko Petroleum Corp.                               511,493            384,640
      30,000   Bank of New York Co., Inc.                             272,813          1,050,000
      10,000   Bank One Corp.                                         375,895            314,700
       5,000   Caterpillar, Inc.                                      266,600            224,000
      18,000   Cisco Systems, Inc. +                                   88,375            219,240
       2,000   Constellation Energy Group +                            99,942             48,400
      17,000   Corning, Inc.                                          718,980            149,940
      14,000   Costco Wholesale Corp. +                               506,603            497,840
      10,000   Cox Communications, Inc. +                             444,463            417,500
       3,000   Diebold, Inc.                                          108,282            114,300
       7,000   Dow Jones & Co., Inc. +                                395,728            318,010
       8,000   Electronic Data Systems Corp.                          512,907            460,640
      10,000   Home Depot, Inc.                                       430,822            383,700
       7,000   Honeywell International, Inc.                          258,842            184,800
      20,000   Intel Corp.                                            455,250            407,800
       5,000   Ionics, Inc.  +                                        150,294            110,550
      40,000   Kos Pharmaceuticals, Inc. +                            234,287          1,114,000
      10,000   Kraft Foods, Inc.                                      310,000            343,700
      12,000   MBIA, Inc.                                             491,980            600,000
      10,000   Microsoft Corp. +                                      520,717            511,700
      10,000   Pfizer, Inc.                                           438,127            401,000
      13,000   Schlumberger Ltd.                                      601,957            594,100
      10,000   Sealed Air Corp. +                                     382,810            364,900
       5,000   TMP Worldwide, Inc. +                                  258,969            141,950
       5,000   Unocal Corp.                                           176,200            162,500
      10,000   Young Broadcasting Corp. +                             359,538            145,000
                                                              ----------------   ----------------
                                                                   11,345,443         11,348,040
                                                              ----------------   ----------------

               TOTAL COMMON STOCK                                $ 23,863,212       $ 23,822,533
                                                              ----------------   ----------------


See Notes to Financial Statements.     5                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

   SHARES                  SECURITY DESCRIPTION                     COST             VALUE
------------   --------------------------------------------   ---------------  ---------------

FIXED RATE CONVERTIBLE BONDS (2.2%)

                FRANCE (0.3%)
   $ 100,000    France Telecom, 4.13%, 11/29/04                     $ 102,340         $ 86,604
                                                              ---------------- ----------------

                NETHERLANDS (0.7%)
     400,000    Koninklijke Ahold NV, 3.00%, 9/30/03                  216,532          185,563
                                                              ---------------- ----------------

                UNITED STATES (1.2%)
     300,000    Bell Atlantic Financial, 4.25%, 9/15/05 *             300,000          303,375
                                                              ---------------- ----------------

                TOTAL FIXED RATE CONVERTIBLE BONDS                  $ 618,872        $ 575,542
                                                              ---------------- ----------------

    SHARES
----------------

SHORT-TERM HOLDINGS (1.5%)

        392,586    Deutsche Cash Management Fund                    $ 392,586        $ 392,586
                                                              ---------------- ----------------

                   TOTAL SHORT-TERM HOLDINGS                        $ 392,586        $ 392,586
                                                              ---------------- ----------------

TOTAL INVESTMENTS (96.0%)                                        $ 24,874,670     $ 24,790,661
                                                              ---------------- ----------------

OTHER ASSETS AND LIABILITIES, NET  (4.0%)                                          $ 1,026,300
                                                                               ----------------

NET ASSETS  (100.0%)                                                              $ 25,816,961
                                                                               ================


--------------------------------------------------------------------------------
+ Non-income producing security.
*Securities that may be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, as amended. These securities have been determined to be liquid pursuant to procedures adopted by the Board of Trustees. ADR - American Depository Receipt.
FDR - Foreign Depository Receipt.
GDR - Global Depository Receipt.


See Notes to Financial Statements.     6                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------


ASSETS
       Total investments, at value (cost $24,874,670)                                                 $ 24,790,661
       Receivable for Fund shares issued                                                                   995,141
       Interest, dividends and other receivables                                                            86,710
       Other assets                                                                                          3,075
                                                                                              ---------------------

Total Assets                                                                                            25,875,587
                                                                                              ---------------------

LIABILITIES
       Payable to adviser (Note 3)                                                                          31,701
       Payable to administrator (Note 3)                                                                     5,284
       Accrued expenses and other liabilities                                                               21,641
                                                                                              ---------------------

Total Liabilities                                                                                           58,626
                                                                                              ---------------------

NET ASSETS                                                                                            $ 25,816,961
                                                                                              =====================


COMPONENTS OF NET ASSETS
       Paid-in capital                                                                                $ 28,152,061
       Undistributed net investment loss                                                                   (66,587)
       Unrealized depreciation of investments and foreign currency transactions                            (78,162)
       Accumulated net realized loss on investments and foreign currency transactions                   (2,190,351)
                                                                                              ---------------------

NET ASSETS                                                                                            $ 25,816,961
                                                                                              =====================

SHARES OF BENEFICIAL INTEREST                                                                            1,970,136
                                                                                              =====================

NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE                                                                                     $ 13.10
                                                                                              =====================


                                       7                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
     Interest income                                                                                      $ 30,208
     Dividend income                                                                                       241,181
                                                                                              ---------------------
Total Investment Income                                                                                    271,389
                                                                                              ---------------------

EXPENSES
     Investment advisory (Note 3)                                                                          223,137
     Administration (Note 3)                                                                                37,190
     Transfer agency (Note 3)                                                                               10,267
     Custody (Note 3)                                                                                       12,650
     Accounting (Note 3)                                                                                    24,000
     Audit                                                                                                  11,300
     Legal                                                                                                     989
     Trustees                                                                                                  571
     Reporting                                                                                               5,200
     Pricing                                                                                                 5,674
     Compliance                                                                                              4,379
     Miscellaneous                                                                                           2,619
                                                                                              ---------------------
Total Expenses                                                                                             337,976
                                                                                              ---------------------

NET INVESTMENT LOSS                                                                                        (66,587)
                                                                                              ---------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS
     Net realized loss on investments sold                                                              (1,137,174)
     Net realized loss on foreign currency transactions                                                    (19,893)
     Net change in unrealized depreciation of investments                                               (2,650,344)
     Net change in unrealized appreciation on foreign currency transactions                                  8,867
                                                                                              ---------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                                                                  (3,798,544)
                                                                                              ---------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $ (3,865,131)
                                                                                              =====================


                                       8                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
--------------------------------------------------------------------------------


                                                                            Six Months                Year
                                                                              Ended                  Ended
                                                                        September 30, 2001       March 31, 2001
                                                                       ---------------------  ---------------------

OPERATIONS
     Net investment loss                                                          $ (66,587)            $ (326,827)
     Net realized (loss) on investments sold
         and foreign currency transactions                                       (1,157,067)              (745,454)
     Net change in unrealized depreciation of
         investments and foreign currency transactions                           (2,641,477)           (16,919,433)
                                                                       ---------------------  ---------------------
Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                             (3,865,131)           (17,991,714)
                                                                       ---------------------  ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net realized gain on investments sold                                                -             (3,283,399)
                                                                       ---------------------  ---------------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                              34,931,197             46,721,025
     Reinvestment of distributions                                                        -              3,270,688
     Redemption of shares                                                       (32,330,077)           (44,156,287)
                                                                       ---------------------  ---------------------
Net Increase from Capital Share Transactions                                      2,601,120              5,835,426
                                                                       ---------------------  ---------------------

Net Increase (Decrease) in Net Assets                                            (1,264,011)           (15,439,687)

NET ASSETS

     Beginning of period                                                         27,080,972             42,520,659
                                                                       ---------------------  ---------------------
     End of period (a)                                                         $ 25,816,961           $ 27,080,972
                                                                       =====================  =====================

SHARE TRANSACTIONS
     Sale of shares                                                               2,286,178              2,292,497
     Reinvestment of distributions                                                        -                176,317
     Redemption of shares                                                        (2,108,912)            (2,196,551)
                                                                       ---------------------  ---------------------

Net Increase in Shares                                                              177,266                272,263
                                                                       =====================  =====================

(a) Undistributed net investment loss                                             $ (66,587)                   $ -
                                                                       =====================  =====================


                                       9                             FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(unaudited)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                                                                Nine
                                                    Six Months     Year       Year       Year        Year      Months
                                                      Ended        Ended      Ended      Ended       Ended      Ended
                                                   September 30, March 31,  March 31,  March 31,   March 31,  March 31,
                                                      2001         2001       2000       1999        1998       1997
                                                    ----------   ---------- ---------- ----------  ---------- ----------

NET ASSET VALUE, BEGINNING OF PERIOD                   $15.10       $27.96     $16.58     $16.27      $12.84     $13.19
                                                    ----------   ---------- ---------- ----------  ---------- ----------

INVESTMENT OPERATIONS
    Net investment income (loss)                        (0.03)       (0.18)     (0.21)      0.15       (0.07)     (0.11)
    Net realized and unrealized gain (loss)
         on investments                                 (1.97)      (10.67)     11.59       1.32        4.95       0.86
                                                    ----------   ---------- ---------- ----------  ---------- ----------

Total from Investment Operations                        (2.00)      (10.85)     11.38       1.47        4.88       0.75
                                                    ----------   ---------- ---------- ----------  ---------- ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                   -            -          -      (0.14)          -          -
    Net realized gain on investments
         and foreign currency transactions                  -        (2.01)         -      (0.90)      (1.45)     (1.10)
    Return of capital                                       -            -          -      (0.12)          -          -
                                                    ----------   ---------- ---------- ----------  ---------- ----------

Total Distributions to Shareholders                         -        (2.01)         -      (1.16)      (1.45)     (1.10)
                                                    ----------   ---------- ---------- ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD                         $13.10       $15.10     $27.96     $16.58      $16.27     $12.84
                                                    ==========   ========== ========== ==========  ========== ==========

TOTAL RETURN                                           (13.24)%     (40.15)%   68.64%      9.51%      39.88%      5.38%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)           $25,817      $27,081    $42,521    $22,014     $15,379    $10,289

Ratios to Average Net Assets:
    Expenses, including reimbursement/
         waiver of fees                                 2.27% (a)    2.19%      2.24%      2.42%       2.50%      2.50% (a)
    Expenses, excluding reimbursement/
         waiver of fees                                 2.27% (a)    2.19%      2.24%      2.42%       2.69%      3.38% (a)
    Net investment income (loss), including
         reimbursement/waiver of fees                   (0.44)(a)    (0.89)%    (1.06)%    0.92%       (0.50)%    (1.09)(a)

PORTFOLIO TURNOVER RATE                                   23%          60%        49%        51%         57%        45%


----------------------------------------------------

(a) Annualized.


                                       10                            FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty three investment portfolios. Included in this report is Austin Global Equity Fund (the "Fund"), a diversified series of the Trust. The Fund commenced operations on December 8, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price or, if no sales price is reported, the mean of the last bid and ask price as provided by independent pricing services. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency


                                       11                            FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY TRANSACTIONS AND INVESTMENT INCOME (CONTINUED)

transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE  ALLOCATION  -  The  Trust  accounts   separately  for  the  assets  and
liabilities and operations of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal year beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

NOTE 3. ADVISORY FEES, SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Austin Investment Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.25% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS receives an annual fee of $12,000, plus certain shareholder account fees.


                                       12                            FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

CUSTODIAN - The custodian is Forum Trust, LLC. The Fund pays an annual maintenance fee of $8,000 and domestic and foreign safekeeping fees based on an annualized percentage of the average daily net assets of the Fund. The Fund also pays transaction fees.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. FFS receives no compensation for its distribution services.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions made by the Fund plus additional charges based on type of securities held.

NOTE 4. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, totaled $8,606,151 and $6,382,078, respectively, for the year ended September 30, 2001.

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 2001, was $24,874,670. The aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation for all securities were $3,847,575 and $3,931,584, respectively.


                                       13                            FORUM FUNDS

FOR MORE INFORMATION                                                                       FORUM
                                                                                           FUNDS

                                                                                AUSTIN GLOBAL EQUITY FUND
                               INVESTMENT ADVISER
                       Austin Investment Management, Inc.
                          375 Park Avenue, Suite 2102
                            New York, NY 10152-2198



                                TRANSFER AGENCY
                         Forum Shareholder Service, LLC
                              Two Portland Square
                               Portland, ME 04101



                                  DISTRIBUTOR
                            Forum Fund Services, LLC
                               Two Portland Square
                               Portland, ME 04101



      This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund's prospectus



                                     [LOGO]
                                   FORUM FUNDS
                                  P.O. Box 446
                               Portland, ME 04112
                                  800-94FORUM
                                  800-943-6786
                                  207-879-0001
                               www.forumfunds.com